SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2026
Shareholders Equity
SHAREHOLDERS’ EQUITY

NOTE 7 - SHAREHOLDERS’ EQUITY

A.	Share capital:

	Number of shares *
	June 30, 2026		December 31, 2025
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Ordinary shares USD 0.00000000558603475 par value	17,883,884,449,519,401,964	978,608	17,889,474,910,428,900,000	39,298

Preferred shares USD 0.0001 par value	200,000,000,000	-	200,000,000,000	-

Deferred shares Euro 1 par value	25,000	25,000	25,000	25,000

*	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026, and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D to 1.K.

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have a par value per share of $0.000000000000287 and the Company does not have a limited amount of authorised capital.

Preferred shares

Preferred shares of a nominal value of $0.0001 with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors.

Deferred shares Euro 1 par value

Immediately prior to consummation of the Business Combination pursuant to the BCA and the SID, the Company had issued and paid-up share capital of (i) €25,000 representing 25,000 deferred shares of €1.00 each and (ii) $0.0001 representing one Ordinary Share of $0.0001 each in the capital of the Company, in order to satisfy statutory capitalization requirements for all Irish public limited companies.

B.	Changes in share capital:

1.	During January 2026, the RBW December investors converted the outstanding principal amount of the convertible notes amounted to $ 11,080 into 1,820 ordinary shares of the Company. As of June 30, 2026, the RBW December notes had been fully settled through conversion, and accordingly, the Company had no remaining liability or obligation related to this instrument.

2.	During the six-month period ending June 30, 2026, the Company issued ordinary shares and RSU to certain investors at a cost of $465 recorded as finance expenses.

3.	During the six-month period ending June 30, 2026, the Company issued shares to a service providers at a cost of $911.

4.	During the six-month period ending June 30, 2026, the Company has drawn down approximately $50,523 from the Commitment Amount under the SEPA and has issued an aggregate of 463,035 Ordinary Shares to the SEPA Investor at a value of $62,167.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 7 - SHAREHOLDERS’ EQUITY (CONT.)

C.	Shareholders Rights Agreement

On February 13, 2026, the Company entered into a Shareholder Rights Agreement (“the Agreement”) with Continental Stock Transfer & Trust Company, as rights agent. As part of the Agreement, on March 2, 2026, the Company issued one preferred share purchase right (“Right”) for each then outstanding Ordinary Share. The Rights initially trade together with, and are inseparable from, the Ordinary Shares, and generally become exercisable only ten days after a person or group acquires beneficial ownership of 10% or more of the Company’s outstanding Ordinary Shares (“Acquiring Person”). If the Rights become exercisable, holders of Rights other than the Acquiring Person may purchase Series A Preferred Shares at a nominal exercise price (of $0.0001 per Series A Preferred Shares). Prior to such event, the Company’s Board of Directors may decide to redeem the Rights at nominal exercise price of $0.0001 per Right. The Rights expire on the first anniversary of the date of the Rights Agreement.

The Series A Preferred Shares issuable upon exercise of the Rights have an aggregate liquidation preference of $250 million, plus accrued and unpaid dividends, payable in cash and in priority to any payment or distribution to holders of Ordinary Shares upon a change of control not pre-approved by the Board or upon any liquidation, dissolution or winding up of the Company. Holders of the Preferred Shares are also entitled to cumulative cash dividends at an annual rate of 18.5% on the liquidation preference amount, accruing daily and payable quarterly in arrears, in priority to any dividends or distributions on the Ordinary Shares.

D.	Incentive Equity Plan

1.	On April 24, 2026, the Company amended its 2022 Incentive Equity Plan (“2022 Incentive Equity Plan”) to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 104,039 from 53,437. Thereafter, the Company granted an aggregate of 50,328 restricted stock units to its executive officers and directors, and to certain consultants, and advisors to the Company.

2.	On May 15, 2026, the Company amended the 2022 Incentive Equity Plan, to further increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 304,641 from 104,039. Thereafter, the Company granted 200,875 restricted stock units to its executive officers and directors, employees, and to certain consultants and advisors to the Company.

3.	On June 1, 2026, the Company amended its 2022 Incentive Equity Plan, as amended, to increase the number of authorized Ordinary Shares under the 2022 Incentive Equity Plan to 671,641 from 304,641. Thereafter, the Company granted an aggregate of 367,000 restricted stock units to its executive officers and directors, employees, and to certain consultants and advisors to the Company.

The share-based payment expenses due to RSU and options granted to employees, directors, advisory board and service providers that were recognized in the six-month period ended June 30, 2026, and June 30, 2025, amounted to $9,022 and $15,274, respectively.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)